PUT OPTION LIABILITIES - Key unobservable inputs (Details) - Level 3 - Recurring	Dec. 31, 2024 Y	May 20, 2024 Y	Mar. 26, 2024 Y
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Put option liabilities, measurement input	0.00
Shenma | Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Put option liabilities, measurement input	0.6922	0.6956
Shenma | Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Put option liabilities, measurement input	0.011	0.0183
Shenma | Contractual term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Put option liabilities, measurement input	1.33	2
Shenma | Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Put option liabilities, measurement input	0	0
Beijing Naonao | Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Put option liabilities, measurement input	0.9674		1.1818
Beijing Naonao | Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Put option liabilities, measurement input	0.0115		0.0211
Beijing Naonao | Contractual term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Put option liabilities, measurement input	2.34		3.17
Beijing Naonao | Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Put option liabilities, measurement input	0		0